Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended							12 Months Ended							12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2012 Silicon And Silicon Wafer Purchases	Dec. 31, 2011 Silicon And Silicon Wafer Purchases	Dec. 31, 2010 Silicon And Silicon Wafer Purchases	Dec. 31, 2012 Silver oz	Dec. 31, 2011 Silver oz	Dec. 31, 2012 Aluminum oz	Dec. 31, 2011 Aluminum oz	Dec. 31, 2012 Technical defects Minimum	Dec. 31, 2012 Technical defects Maximum	Dec. 31, 2012 Warranty against decline from initial power generation capacity of more than 10%	Dec. 31, 2012 Warranty against a decline from initial power generation capacity of more than 20% Minimum	Dec. 31, 2012 Warranty against a decline from initial power generation capacity of more than 20% Maximum	Dec. 31, 2012 Technical defects which guarantees no less than 97%	Dec. 31, 2012 Normal power generation capacity for poly and mono PV modules less than 96%	Dec. 31, 2012 Annual output degradation of no more than 0.7%	Dec. 31, 2012 Actual power output shall be no less than 82%
Significant Accounting Policies [Line Items]
Currency translation rate from USD to RMB	6.2301	6.2301
Interest costs incurred	$ 54,667,341	340,583,000	230,093,000	167,054,000
Interest costs capitalized	6,591,869	41,068,000	59,034,000	5,377,000
Land use rights, weighted-Average Amortization years	50 years	50 years
Terminal value growth rate	3.00%	3.00%
Valuation discount rate	16.00%	16.00%
Impairment of goodwill			134,735,000
Outstanding cross-currency exchange rate contracts, not designated as hedging instruments	46,250,000				44,000,000	120,000,000	50,000,000
Commodity contracts											140,000	330,000		4,000
Outstanding interest rate swap contract, not designated as hedging instruments	50,000,000					50,000,000
Advertising expenses	4,695,751	29,255,000	13,087,000	742,000
Warranty Period															2 years	5 years	10 years	20 years	25 years	12 years	25 years	1 year	25 years
Description of product warranty	Based on the above considerations and management’s ability and intention to provide repairs, replacements or refunds for defective products, the Group accrues for warranty costs for the 2 to 12-year warranty against technical defects based on 1% of revenue for PV modules. No warranty cost accrual has been recorded for the 10-year and 20 to 25-year warranties for decline from initial power generation capacity because the Group determined the likelihood of claims arising from these warranties to be remote based on internal and external testing of the PV modules and strong quality control procedures in the production process. The basis for the warranty accrual will be reviewed periodically based on actual experience. The Group does not sell extended warranty coverage that is separately priced or optional.	Based on the above considerations and management’s ability and intention to provide repairs, replacements or refunds for defective products, the Group accrues for warranty costs for the 2 to 12-year warranty against technical defects based on 1% of revenue for PV modules. No warranty cost accrual has been recorded for the 10-year and 20 to 25-year warranties for decline from initial power generation capacity because the Group determined the likelihood of claims arising from these warranties to be remote based on internal and external testing of the PV modules and strong quality control procedures in the production process. The basis for the warranty accrual will be reviewed periodically based on actual experience. The Group does not sell extended warranty coverage that is separately priced or optional.
Government subsidies as offset to its operating expenses	4,159,002	25,911,000	14,437,000	18,755,000
Government subsidies recorded as other income				9,595,000
Long Term Payable	8,026,000	50,000,000	50,000,000			8,026,000
Rent Expense	2,052,455	12,787,000	10,270,000	9,400,000
Cash and bank deposits in PRC	$ 96,329,754	600,144,000
Percentage of cash and cash equivalent to cash and bank deposits	89.00%	89.00%
Concentration of major top five suppliers as a percentage of total advance to suppliers	79.30%	79.30%	73.10%
Percentage of revenue from top five major customer	29.80%	29.80%	45.00%	51.90%
Percentage of Raw material purchases from five largest suppliers								72.40%	40.60%	40.00%